J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.18

Seller Loan Number	Loan Number	Seller Name	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	304732554	(No Data)	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	XXXX	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing verification that mortgage payment, $2,145.00 , for property located on XXXXXX is escrowed to include both taxes and hazard.	7-21-25 Client responded: Uploaded amended 1008 / 1003 with supporting docs	7-22-25 Clayton reviewed documents and file. Updated mortgage debt for XXXXXX to include taxes and insurance which increased debt. Reviewed income and updated SS income to $4467.75 which increased in January and includes the 15% increase for non-taxable income. (Lender application/1008 reflects higher SS income of $5,800.02 which was a temporary amount verified on awards letter dated 11-7-24) DTI is now 50.24% therefore new exception due to max DTI of 50% on NON-QHEM +. Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

XXXXXX	304732554	(No Data)	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Credit	DTI	Active	C	B	C	B	XXXX	Debt Ratio > 50%	No	Excessive DTI at 50.24%. Max is 50%. Based on Income $36,280.32 (SS is $4,467.75 which is grossed up 115%) with Primary PITIA $14,588.39 + other REO $3,586.02 + other debt $54 + $18,228.41/$36,280.32 = 50.24% DTI.Lender used higher SSN at $5800.02 and $45 less on REO. XXXXXX deems non-material/non-fatal to lending decision as only less than a 1/4% over limit or $88.25. Compensating factors include: Credit score 663/660 minimum, 17+ year on job, minimal credit usage at 17.79% and 12.67 months cash reserves/ 0 months required.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

XXXXXX	304732554	(No Data)	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Credit	DTI	Satisfied	D	A	D	A	XXXX	Missing verification of some or all components of non-subject PITI	No	Missing verification that mortgage payment, $2,145.00 , for property located onXXXXXX is escrowed to include both taxes and hazard.	7-21-25 Client responded: Uploaded amended 1008 / 1003 with supporting docs	7-22-25 Clayton reviewed documents and file. Updated mortgage debt for XXXXXX to include taxes and insurance which increased debt. Reviewed income and updated SS income to $4467.75 which increased in January and includes the 15% increase for non-taxable income. (Lender application/1008 reflects higher SS income of $5,800.02 which was a temporary amount verified on awards letter dated 11-7-24) DTI is now 50.24% therefore new exception due to max DTI of 50% on NON-QHEM +. Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

XXXXXX	304813583	(No Data)	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	Assets	Active	B	B	B	B	XXXX	Insufficient # of months cash reserves for PITI per guideline requirements	No	Short $123.10 in cash reserves. Borrower has 5.93 months but 6 are required. XXXXXX deems non-material/non-fatal to lending decision due to small shortage and compensating factors: credit score of 701/700 minimum, 39 months mortgage history/12 months required and no late payments on primary or subject mortgage.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 701 is above the required 700.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Borrowers 39 months mortgage history exceeds the required 12 months.

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  No late payments on VOM or credit report.

XXXXXX	305062217	(No Data)	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	XXXX	No Finding	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median FICO 661 > 1  points above guideline program minimum of 660.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has lived at current home for the past 18 years and 0 months.

CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower has minimal credit usage ratio of 2.98%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  3.98 months of reserves exceeds guideline requirements of 0 months.

XXXXXX	305062148	(No Data)	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	XXXX	TRID - CD: Zero tolerance fee or fees increased at or prior to closing without a valid reason or the revised LE/CD was not timely disclosed; insufficient credit or refund provided	No	Zero tolerance of $1760.95 and tolerance cure of $1757.90., Resulting in a shortage of $3.95. Transfer taxes increased on initial CD dated 4/7/2026 to $1757.00 and on final CD to $1760.50. Please provided Letter of explanation, corrected Post Closing Disclosure, refund, proof of delivery within 60 days of consummation.	4.24.26-Client provided PCCD, LOE, check copy and shipping label. The PCCD provided is Not accurate. Lender credit on Final CD issued 4/10/26 has a total lender credit $1792.21. $1757.00 of that is for tolerance cure, PCCD issued 4/23/26 reflects a lender credit of $35.21. Provide PCCD with total lender credit of $1827.42. ($1792.21 should be reflected as tolerance cure).4/28/26 -Client provided PCCD issued 4/27/26 with a total lender credit $1792.21. $1757.00 of that is for tolerance cure, PCCD issued 4/23/26 reflects a lender credit of $35.21 for tolerance cure only. Provide PCCD with total lender credit of $1827.42. ($1792.21 should be reflected as tolerance cure). Total Lender credit must now reflect as $1827.42 ($1792.21 should be reflected as tolerance cure). You can Not deduct any lender credit on final CD 4/10/26 not designated for tolerance cure to now encompass one after closing.4.30.26-Client provided PCCD issued 4/29/26 with total lender credit of $1827.42. ($1792.2 reflected as tolerance cure). Satisfied.	4.30.26- Satisfied.	Numeric	Not Applicable	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 38.59 is below guideline requirement max of 50.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 70 is below guideline requirement max of 80.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 760 exceeds guideline requirement of 720.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $15,460.22 or 8.15 months PITI reserve exceeds required reserves of $0.00.

XXXXXX	305062148	(No Data)	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	Property Valuations	Property	Satisfied	C	A	C	A	XXXX	Property Issues Indicated 2	No	Missing copy of condo project balance sheet done within past 90 days.	4-23-26 Client replied: Bal Sheet dated w/in 90 days attached	4-26-26 Clayton reviewed balance sheet which is through 1-31-26. Exception satisfied.	(No Data)	Not Applicable	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 38.59 is below guideline requirement max of 50.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 70 is below guideline requirement max of 80.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 760 exceeds guideline requirement of 720.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $15,460.22 or 8.15 months PITI reserve exceeds required reserves of $0.00.

XXXXXX	305061850	(No Data)	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	XXXX	No Finding	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been at current place of employment for 7 years

CFCFS5269: Minimal use of credit
- Clayton Comments:  16% consumer credit utilization in file

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  758 mid-score per CBR.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  116 months of 0x30 mortgage history per CBR.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for 12.5 years

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  267 months of 0x30 consumer credit history per CBR.

XXXXXX	305036831	(No Data)	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	XXXX	No Finding	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  27.12% LTV below guideline requirements of 65% per loan program.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post closing reserves $70,952.84 or 12.05 months PITI. Required reserves $5,887.77 x 6 months = $35,326.62.